Accumulated Other Comprehensive Income	12 Months Ended
Jun. 30, 2012
Accumulated Other Comprehensive Income.
Accumulated Other Comprehensive Income

Note 4. Accumulated Other Comprehensive Income

The Company’s accumulated other comprehensive income consists of the accumulated net unrealized gains or losses on available-for-sale investments, foreign currency translation adjustments, and defined benefit obligation. At June 30, 2012 and July 2, 2011, balances for the components of accumulated other comprehensive income were as follows (in millions):

	Years Ended
	June 30,	July 2,
	2012	2011
Unrealized losses on investments, net of tax	$(2.8)	$(1.6)
Foreign currency translation gains	10.6	20.0
Defined benefit obligation, net of tax	(0.3)	14.4
Accumulated other comprehensive income	$7.5	$32.8